Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
14. Subsequent Events
Subsequent events have been evaluated through May 13, 2022. On May 9, 2022, in accordance with the Business Combination Agreement, the Closing occurred, pursuant to which Zanite issued 220,000,000 shares of Zanite’s Class A common stock, par value $0.0001 per share, to EAH in exchange for the transfer by EAH to Zanite of all of the issued and outstanding limited liability company interests of Eve. As a result of the business combination, Eve is now a wholly-owned subsidiary of Zanite, which has changed its name to “Eve Holding, Inc.” As a result, Eve received more than $300 million in cash.

13.	Subsequent Events
The UAM Business considers events or transactions that have occurred after the balance sheet date of December 31, 2021, but prior to the issuance of the combined financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional recognition or disclosure. The UAM Business evaluated subsequent events and transactions that occurred after the balance sheet date through March 18, 2022, which is the date the combined financial statements were issued. The UAM Business did not identify any subsequent events that would have required adjustment or disclosure in the combined financial statements in accordance with ASC 855—
Subsequent events
.

ZANITE ACQUISITION CORP [Member]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than as described below, that would have required adjustment or disclosure in the condensed financial statements.
On April 4, 2022, the Company entered into an amendment to the Subscription Agreement with one of the Strategic Investors, pursuant to which the Strategic Investor subscribed to purchase an additional 1,000,000 shares of Common Stock for an aggregate purchase price of $10,000,000. As a result, as of April 4, 2022, the Company has agreed to issue and sell an aggregate of 35,730,000 shares of Common Stock for an aggregate purchase price of $357,300,000 to the PIPE Investors in the PIPE Investment.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 3, 2022, the Company issued the New Promissory Note to the Sponsor, pursuant to which the Company may borrow up to $2,000,000 from the Sponsor related to ongoing expenses reasonably related to the Company and the consummation of the Business Combination. All unpaid principal under the New Promissory Note shall be due and payable in full on the earlier of (i) December 31, 2022 and (ii) the effective date of the Business Combination, unless accelerated upon the occurrence of an event of default as set forth in the note. Any outstanding principal may be prepaid at any time by the Company, at its election and without penalty.